Exhibit 99.1

Suite 900
8350 Broad Street
McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

QTS VLT10 Depositor, LLC and QualityTech, LP
(together, the “Company”)
Wells Fargo Bank, National Association
Wells Fargo Securities, LLC (the “Structuring Agent”)
Citi Real Estate Funding Inc.
Citigroup Global Markets Inc.
Barclays Capital Real Estate Inc.
Barclays Capital Inc.
Banco Bilbao Vizcaya Argentaria, S.A. New York Branch
BBVA Securities Inc.
Goldman Sachs Mortgage Company
Goldman Sachs & Co. LLC
Goldman Sachs Bank USA
Natixis Real Estate Capital LLC
Natixis, New York Branch
Natixis Securities Americas LLC
PNC Bank, National Association
PNC Capital Markets LLC
Royal Bank of Canada
RBC Capital Markets, LLC
Societe Generale Financial Corporation
SG Americas Securities, LLC (collectively, the “Specified Parties”):

Re:  BX Commercial Mortgage Trust 2026-VLT10 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BX 2026-VLT10 Securitization Tape_CSR.xlsx” provided by the Company on May 26, 2026 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and one related property (the “Property”) as of June 9, 2026 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by BX Commercial Mortgage Trust 2026-VLT10, Commercial Mortgage Pass-Through Certificates, Series 2026-VLT10 (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•
The term "Provided by the Company” when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

•
The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.

•
The term “Calculation Methodology” means the formula listed in the “Calculation Methodology” column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

•	The term “Provided Information” means the Cut-off Date, Loan Files and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Structuring Agent on behalf of the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform for the Mortgage Loan and related Property in the Data File and the associated findings are as follows.

A.
We compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File and (ii) the Calculation Methodology.

2

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Property that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP
McLean, Virginia
May 27, 2026

3

ATTACHMENT A
COMPARED ATTRIBUTES

Attribute	Source Document(s)
Control Number	Provided by the Company
Property Name	Provided by the Company
Property Code	Provided by the Company
Number of Properties	Provided by the Company
Allocated Offered Principal Balance Certificates Amount ($)	Provided by the Company
Allocated Mortgage Loan Amount ($)	Provided by the Company
Address	Appraisal
City	Appraisal
State	Appraisal
Zip Code	Appraisal
Property Type	Appraisal
Shell Capacity (MW)	Rent Roll
Leased Capacity (MW)	Rent Roll
Leased Capacity Date	Rent Roll
Year Built	Appraisal
Year Renovated	Appraisal
Appraisal Date	Appraisal
Appraised Value ($)	Appraisal
Appraisal Value Type	Appraisal
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II Recommended (Y/N)	Phase I Environmental Report
Environmental Phase II Report Date	Phase II Environmental Report
PML or SEL (%)	Seismic Report

ATTACHMENT A
Attribute	Source Document(s)
Seismic Report Date	Seismic Report
Underwritten Revenue ($)	Underwriting File
Underwritten Expenses ($)	Underwriting File
Underwritten Net Operating Income ($)	Underwriting File
Underwritten Replacement Reserve ($)	Underwriting File
Underwritten Net Cash Flow ($)	Underwriting File
Note Date	Provided by the Company
First Payment Date	Provided by the Company
Maturity Date or Anticipated Repayment Date	Provided by the Company
Mortgage Rate	Provided by the Company
Trustee/Certificate Administrator Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company
CREFC Fee Rate	Provided by the Company
Interest Accrual Basis	Draft Loan Agreement
Prepayment Restriction Code	Provided by the Company
Amortization Term (Original)	Draft Loan Agreement
Amortization Term (Remaining)	Draft Loan Agreement
Loan Amortization Type	Draft Loan Agreement
ARD Loan (Y/N)	Draft Loan Agreement
Affiliated Sponsor (Y/N)	Provided by the Company
Lien Position	Provided by the Company
Title Vesting (Fee/Leasehold/Both)	Provided by the Company
Ground Lease Initial Expiration Date	Provided by the Company
Type of Lockbox	Draft Cash Management Agreement, Draft Loan Agreement
Engineering Escrow/Deferred Maintenance	Draft Loan Agreement

ATTACHMENT A
Attribute	Source Document(s)
Environmental Escrow	Draft Loan Agreement
Springing Environmental Escrow Description	Draft Loan Agreement
Tax Escrow (Initial)	Draft Loan Agreement
Tax Escrow (Monthly)	Draft Loan Agreement
Tax Escrow Description	Draft Loan Agreement
Insurance Escrow (Initial)	Draft Loan Agreement
Insurance Escrow (Monthly)	Draft Loan Agreement
Insurance Escrow Description	Draft Loan Agreement
Replacement Reserve (Initial)	Draft Loan Agreement
Replacement Reserve (Monthly)	Draft Loan Agreement
Replacement Reserve Description	Draft Loan Agreement
TI/LC Reserve (Initial)	Draft Loan Agreement
TI/LC Reserve (Monthly)	Draft Loan Agreement
TI/LC Reserve Description	Draft Loan Agreement
Ground Lease Reserve (Initial)	Draft Loan Agreement
Ground Lease Reserve (Monthly)	Draft Loan Agreement
Ground Lease Reserve Description	Draft Loan Agreement
Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow I (Initial)	Draft Loan Agreement
Other Escrow I (Monthly)	Draft Loan Agreement
Springing Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow II Reserve Description	Draft Loan Agreement
Other Escrow II (Initial)	Draft Loan Agreement
Other Escrow II (Monthly)	Draft Loan Agreement
Springing Other Escrow II Reserve Description	Draft Loan Agreement
Existing Mezzanine Debt (Y/N)	Draft Loan Agreement
Existing Unsecured Debt (Y/N)	Draft Loan Agreement

ATTACHMENT A
Attribute	Source Document(s)
Future Secured Debt Permitted (Y/N)	Draft Loan Agreement
Future Mezzanine Debt Permitted (Y/N)	Draft Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Draft Loan Agreement

ATTACHMENT B
RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
% of Initial Pool Balance	Allocated Mortgage Loan Amount ($) divided by the aggregate of the total Allocated Mortgage Loan Amount ($)
Leased Capacity (MW)(%)	Leased Capacity (MW) divided by Shell Capacity (MW)
Allocated Mortgage Loan Amount per Total Capacity ($)	Allocated Mortgage Loan Amount ($) divided by Shell Capacity (MW)
Appraised Value per Total Capacity ($)	Appraised Value ($) divided by Shell Capacity (MW)
Offered Principal Balance Certificates LTV	Allocated Offered Principal Balance Certificates Amount ($) divided by Appraised Value ($)
Offered Principal Balance Certificates Balloon LTV	Set equal to Offered Principal Balance Certificates LTV
Mortgage Loan LTV	Allocated Mortgage Loan Amount ($) divided by Appraised Value ($)
Mortgage Loan Balloon LTV	Set equal to Mortgage Loan LTV
Offered Principal Balance UW NCF DSCR	Underwritten Net Cash Flow ($) divided by the product of (i) Monthly Debt Service Amount ($) and (ii) 12
Offered Principal Balance Certificates Cut-Off Date UW NOI Debt Yield	Underwritten Net Operating Income ($) divided by Allocated Offered Principal Balance Certificates Amount ($)
Offered Principal Balance Certificates Cut-Off Date UW NCF Debt Yield	Underwritten Net Cash Flow ($) divided by Allocated Offered Principal Balance Certificates Amount ($)
Mortgage Loan Cut-Off Date UW NOI Debt Yield	Underwritten Net Operating Income ($) divided by Allocated Mortgage Loan Amount ($)
Mortgage Loan Cut-Off Date UW NCF Debt Yield	Underwritten Net Cash Flow ($) divided by Allocated Mortgage Loan Amount ($)
Monthly Debt Service Amount ($)	The product of (i) Mortgage Rate, (ii) Allocated Offered Principal Balance Certificates Amount ($), (iii) 365/360, and (iv) 1/12
Trust Notes Original Principal Balance ($)	Set equal to Allocated Mortgage Loan Amount ($)
Trust Notes Loan Level Cut-Off Date Balance ($)	Set equal to Allocated Mortgage Loan Amount ($)
Trust Notes Balloon Payment ($)	Set equal to Allocated Mortgage Loan Amount ($)
Loan Term (Original)	Number of monthly payments between and including the First Payment Date and Maturity Date or Anticipated Repayment Date

B-1

ATTACHMENT B
Attribute	Calculation Methodology
Loan Term (Remaining)	Loan Term (Original) minus Seasoning
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date, subject to a minimum of zero.
Whole Loan Original Principal Balance ($)	Set equal to Allocated Mortgage Loan Amount ($)
Whole Loan Cut-Off Date Balance ($)	Set equal to Allocated Mortgage Loan Amount ($)

B-2